Discount Rate Assumptions in Computation of Accumulated Postretirement Benefit Obligation (Details)	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Accumulated postretirement benefit obligation	3.77%	4.17%	5.00%